Accounts Receivable, Net - Schedule of Movements in the Allowance for Expected Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Movements in the Allowance for Expected Credit Losses [Abstract]
Beginning of the financial year	RM 982,000	$ 242,110	RM 281,479
Additional/(Reversal)	(982,000)	(242,110)	700,521	281,479
End of the financial year			RM 982,000	RM 281,479